PUTNAM DIVERSIFIED INCOME TRUST
Fund summary
Goal
Putnam Diversified Income Trust seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 16 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM DIVERSIFIED INCOME TRUST	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM DIVERSIFIED INCOME TRUST	Class A	Class B	Class C	Class M	Class R	Class R5		Class R6		Class Y
Management fees	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%		0.54%		0.54%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.17%	[1]	0.10%	[1]	0.18%
Total annual fund operating expenses	0.97%	1.72%	1.72%	1.22%	1.22%	0.71%		0.64%		0.72%
[1]	Other expenses for class R5 and class R6 shares have been annualized.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM DIVERSIFIED INCOME TRUST (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	495	675	275	445	124	73	65	74
3 years	697	842	542	700	387	227	205	230
5 years	915	1,133	933	974	670	395	357	401
10 years	1,542	1,831	2,030	1,754	1,477	883	798	894

Expense Example, No Redemption PUTNAM DIVERSIFIED INCOME TRUST (USD $)	Class B	Class C
1 year	175	175
3 years	542	542
5 years	933	933
10 years	1,831	2,030

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 257%.
Investments
We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of a bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009	21.01%
Worst calendar quarter Q4 2008	-26.47%

Average annual total returns after sales charges (for periods ending 12/31/14)
Average Annual Total Returns PUTNAM DIVERSIFIED INCOME TRUST		1 year	5 years	10 years
Class A		(3.08%)	5.15%	3.99%
Class A after taxes on distributions		(5.14%)	2.87%	1.41%
Class A after taxes on distributions and sale of fund shares		(1.73%)	3.04%	1.98%
Class B		(4.60%)	4.91%	3.81%
Class C		(0.75%)	5.21%	3.61%
Class M		(2.44%)	5.08%	3.83%
Class R		0.71%	5.75%	4.11%
Class R5	[1]	1.14%	6.29%	4.64%
Class R6	[1]	1.31%	6.33%	4.65%
Class Y		1.15%	6.30%	4.64%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		5.97%	4.45%	4.71%
Citigroup Non-U.S. World Government Bond Index (no deduction for fees, expenses or taxes)		(2.68%)	0.85%	2.64%
JPMorgan Developed High Yield Index (no deduction for fees, expenses or taxes)		2.15%	9.42%	7.92%
[1]	Performance for class R5 and class R6 shares prior to their inception (11/1/13) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.